GENERAL	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Nature of Operations [Text Block]
NOTE 1:-	GENERAL

a.	Business overview:

AudioCodes Ltd. (the "Company") and its subsidiaries (together the "Group") design, develop and market products and services for advanced voice networking and media processing solutions for the digital workplace. The Company enables enterprises and service providers to build and operate all-IP voice networks for unified communications, contact centers, and hosted business services. The Company offers a broad range of innovative products, solutions and services that are used by large multi-national enterprises and leading tier-1 operators around the world.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America, Australia and Israel.

b.	Acquisition of Active Communications Europe. ("ACS"):

On December 31, 2015 the Company acquired 100% of the outstanding shares of ACS, a Dutch company which provides unified communications solutions. (See also Note 3).

c.
The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components at comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results of the Group and its financial position.

d.
The Group had a major customer in the years ended December 31, 2016, 2017 and 2018, which accounted for 16.7%, 17.5% and 17.8%, respectively, of total revenues in those years. In addition, during the years ended December 31, 2016, 2017 and 2018, the Group had an additional major customer which accounted for 11.9%, 12.7% and 11.1%, respectively, of total revenues in those years. No other customer accounted for more than 10% of the Group's revenues in those periods.